Business Combination (Details Textual) - USD ($) $ in Thousands			6 Months Ended
	Jun. 12, 2019	Apr. 04, 2019	Jun. 30, 2019
Business Combination (Textual)
Acquired outstanding share capital, percentage		100.00%
Consideration for Purchased Shares, description		An amount equal to $3,400 thousand (the "Initial Shares Purchase Price"), out of which (i) $1,614,742 will be paid on Closing (as defined below) in immediate funds (in addition to an amount of $250 thousand down payment paid by the Company upon signing of Share and Asset Purchase Agreement); (ii) $175,257 will be deposited in escrow; and (iii) $1,360 thousand will be paid by issuance of 24,347,410 ordinary shares of the Company (based on NIS 0.2031 which is a per share 30-day average price of the Company's shares on the TASE prior to the date on which the Share and Asset Purchase Agreement was signed (the "Initial Consideration PPS")).
Contingent consideration payable, description		An amount of up to $5,000 thousand payable in contingent consideration (the "EarnOut Amount"), will be paid and distributed to the shareholders of NetNut upon NetNut achieving certain revenue milestones in 2019, hence, the payment of the payable EarnOut Amount will be deferred to the time when the Company's financial results for the year 2019 are published (the "2019 Financial Statements"). The Company, at its sole discretion, may elect to pay up to fifty percent (50%) of the EarnOut Amount in ordinary shares (the "EarnOut Shares"), provided that in any event, the amount of the EarnOut Shares will not exceed 44,756,273 ordinary shares (representing a quotient of half of the maximum EarnOut Amount [i.e. $2,500 thousand] divided by the Initial Consideration PPS).
Assets purchase price, description		An aggregate amount equal to $6,300 thousand (the "Assets Purchase Price"). The Assets Purchase Price shall be paid as follows: An amount equal to $3,455,258 payable at Closing in immediately payable funds; An amount equal to $324,742 will be deposited in escrow; An amount equal to $2,520 thousand, payable at Closing in ordinary shares, issued at a per share price equal to the Initial Consideration PPS, i.e. 45,114,327 ordinary shares. In connection with the transaction, the Company has agreed to pay to certain finders of the transaction a fee equal to the sum of 3% of the total purchase price of the transaction. The Company has elected to pay up to 50% of such fee in equity securities of the Company.
Useful lives of intangible assets, description	Technology and supplier relations and customer relations are amortized on a straight-line basis over 5 years and 7.5 years, respectively.
Contribution to revenue	$ 119
Increased loss from continuing operations	$ 73
Pro-forma revenue			$ 2,047
Pro-forma loss from continuing operations			$ 6,445